Stock-based Compensation - Summary of Fair Value of Class A Common Stock (Details) - 2020 Awards to Founders [Member] - Common Class A [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Time to event (in years)	4 months 17 days	[1]
Scenario probability	60.00%	[2]
Discount for lack of marketability	10.00%	[3]
Market value per share	$ 6.62	[4]
Grant date fair value	$ 5.96
Remaining privately owned, time to event	1 year 6 months	[1]
Remaining privately owned, cenario probability	40.00%	[2]
Remaining privately owned, discount for lack of marketability	25.00%	[3]
Remaining privately owned, market value per share	$ 3.04	[4]
Remaining privately owned, grant value per share	$ 2.28

[1]	The time to event represents the estimated length of time to a merger or liquidation event.
[2]	Scenario probability was estimated based on the Company’s merger or liquidation event assumptions on the valuation date.
[3]	Discount for lack of marketability related to the merger transaction scenario was utilized to account for industry-standard lock period of founders and existing employees. Benchmark study approach and securities-based approaches are utilized to estimate the discount for lack of marketability for the remaining private scenario.
[4]	The Company has assumed the cash purchase price for Series C preferred stock of $6.62 represents an arm’s length fair market value per share price of equity. The value of the remaining private scenario was determined based on back-solve analysis by reconciling to the Series C preferred stock purchase price.